Consolidation of Subsidiary	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Consolidation of Subsidiary
33.	CONSOLIDATION OF SUBSIDIARY

Due to a Chinese consortium’s acquisition of OVT, major shareholders of VisEra Holding and OVT Taiwan, the Company acquired OVT’s 49.1% ownership in VisEra Holding and 100% ownership in OVT Taiwan on November 20, 2015. The related information is as follows:

a.	Subsidiaries acquired

	Principal Activity	Date of Acquisition	Proportion of Voting Equity Interests Acquired (%)	Consideration Transferred NT$ (In Millions)
VisEra Holding	Investing in companies involved in the design, manufacturing and other related businesses in the semiconductor industry	November 20, 2015	49.1	$3,536.1

OVT Taiwan	Investment activities	November 20, 2015	100	$394.7

b.	Considerations transferred

	VisEra Holding	OVT Taiwan
	NT$	NT$
	(In Millions)	(In Millions)
Cash	$3,536.1	$394.7

c.	Assets acquired and liabilities assumed at the date of acquisition

	VisEra Holding	OVT Taiwan
	NT$	NT$
	(In Millions)	(In Millions)
Current assets
Cash and cash equivalents	$3,858.5	$20.7
Accounts receivable	512.0	—
Inventories	59.1	—
Other financial assets	706.5	373.8
Other current assets	26.4	0.2
Noncurrent assets
Investments accounted for using equity method	721.6	—
Property, plant and equipment	2,651.2	—
Intangible assets	12.1	—
Deferred income tax assets	30.0	—
Refundable deposits	15.6	—

	8,593.0	394.7

	VisEra Holding	OVT Taiwan
	NT$	NT$
	(In Millions)	(In Millions)
Current liabilities
Financial liabilities at fair value through profit or loss	$1.0	$—
Accounts payable	87.5	—
Salary and bonus payable	183.1	—
Accrued profit sharing bonus to employees and compensation to directors and supervisors	45.8	—
Payables to contractors and equipment suppliers	132.3	—
Income tax payable	47.9	—
Provisions	126.0	—
Accrued expenses and other current liabilities	102.8	—
Noncurrent liabilities
Guarantee deposits	1.3	—

	727.7	—

Net assets	$7,865.3	$394.7

d.	Goodwill arising on acquisition

VisEra Holding
NT$
(In Millions)
Consideration transferred	$3,536.1
Fair value of investments previously owned	3,458.2
Less: Fair value of identifiable net assets acquired	(7,865.3)
Non-controlling interests	923.7

Goodwill arising on acquisition	$52.7

e.	Net cash outflow on acquisition of subsidiaries

	VisEra Holding	OVT Taiwan
	NT$	NT$
	(In Millions)	(In Millions)
Consideration paid in cash	$3,536.1	$394.7
Less: Cash and cash equivalent balances acquired	(3,858.5)	(20.7)

	$(322.4)	$374.0

f.	Impact of acquisitions on the results of the Company

The results of VisEra Holding since the acquisition date included in the consolidated statements of profit or loss and other comprehensive income for the year ended December 31, 2015 were as follows:

VisEra Holding
NT$
(In Millions)
Net revenue	$254.3

Net income	$13.9

Had the business combination of VisEra Holding been in effect on January 1, 2015, the Company’s net revenue and net income for the year ended December 31, 2015 would have been NT$846,401.8 million and NT$302,964.4 million, respectively. This pro-forma information is for illustrative purposes only and is not necessarily an indication of revenue and results of operations of the Company that actually would have been achieved had the acquisition been completed on January 1, 2015, nor is it intended to be a projection of future results. The aforementioned pro-forma net revenue and net income were calculated based on the fair value of assets acquired and liabilities assumed at the date of acquisition.